Consolidated Schedule of Investments (unaudited)	iShares® Gold Strategy ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit

Bank of Montreal, 5.10%, 12/09/24	$300	$300,894
MUFG Bank Ltd., 5.08%, 01/08/25	280	280,247
Standard Chartered Bank, 5.09%, 01/08/25	280	280,260
Toronto-Dominion Bank, 5.40%, 04/19/24	300	299,900
Wells Fargo Bank NA, 5.65%, 01/30/25	250	250,000

Total Certificates of Deposit — 4.0%
(Cost: $1,409,830)		1,411,301

Commercial Paper

Alinghi Funding Co. LLC, 5.40%, 05/07/24	350	344,981
Amcor Flexibles North America Inc., 5.71%, 03/07/24	250	248,581
American Electric Power Co. Inc., 5.63%, 03/19/24	300	297,763
AstraZeneca PLC, 5.63%, 04/15/24	250	247,102
Australia & New Zealand Banking Group Ltd., 4.98%, 01/06/25	250	238,739
Banco Santander SA, 5.27%, 08/29/24	270	261,897
BASF SE, 5.44%, 03/28/24	500	495,734
Bell Telephone Co. of Canada or Bell Canada (The), 5.53%, 05/03/24	250	246,479
Brighthouse Financial Short Term Funding LLC, 5.50%, 06/20/24	250	244,727
Britannia Funding Co. LLC, 5.46%, 04/16/24	350	346,010
Brookfield Infrastructure Holdings Canada Inc., 5.42%, 02/01/24	250	249,962
Canadian National Railway Co., 5.38%, 02/23/24	310	308,939
Commonwealth Bank of Australia, 5.18%, 08/12/24	270	262,672
CVS Health Corp., 5.41%, 02/07/24	350	349,681
DNB Bank ASA, 5.08%, 12/05/24	290	277,890
Duke Energy Corp., 5.68%, 04/19/24	350	345,694
Emerson Electric Co., 5.36%, 03/19/24	280	278,012
Estee Lauder Cos. Inc. (The), 5.35%, 02/15/24	480	478,933
Evergy Metro Inc., 5.60%, 02/29/24	350	348,429
Fidelity National Information Services Inc., 5.45%, 02/09/24	300	299,592
HSBC USA Inc., 5.58%, 01/21/25	300	284,323
Hyundai Capital America, 5.46%, 02/14/24	480	478,984
Jupiter Securitization Co. LLC, 5.41%, 03/21/24	300	297,762
Keurig Dr Pepper Inc., 5.61%, 03/13/24	520	516,618
Korea Development Bank/New York NY, 5.49%, 04/09/24	350	346,353
Lime Funding LLC, 5.44%, 04/19/24	310	306,346
Linde Inc./CT, 5.26%, 02/01/24	500	499,927
LMA-Americas LLC, 5.32%, 02/01/24	500	499,926
LSEGA Financing PLC, 5.48%, 03/07/24	350	348,091
LVMH Moet Hennessy Louis Vuitton Inc., 4.99%, 12/04/24	250	239,759
Mercedes-Benz Finance North America LLC, 5.43%, 02/27/24	500	497,971
Mitsubishi Corp. Americas, 5.42%, 03/19/24	300	297,847
Mohawk Industries Inc., 5.65%, 03/26/24	340	337,089
National Bank of Canada, 5.08%, 01/22/25	250	238,013
NextEra Energy Capital Holdings Inc., 5.48%, 02/12/24	300	299,453
Penske Truck Leasing Co. LP
5.51%, 02/06/24	550	549,495
5.65%, 02/20/24	340	338,937
Pfizer Inc., 5.33%, 06/04/24	500	490,914
Security	Par (000)	Value

Philip Morris International Inc., 5.47%, 06/04/24	$300	$294,410
Ridgefield Funding Co. LLC, 5.43%, 05/20/24	380	373,797
Sanofi SA, 5.36%, 03/19/24	500	496,452
Spire Inc., 5.50%, 02/16/24	400	399,024
Ste Transcore Holdings Inc., 5.39%, 02/20/24	350	348,955
Suncorp-Metway Ltd.
5.56%, 07/29/24	250	243,238
5.63%, 07/08/24	250	243,936
Victory Receivables Corp., 5.43%, 04/15/24	250	247,206
Volvo Treasury North America LP, 5.67%, 04/17/24	330	326,043
VW Credit Inc.
5.49%, 02/15/24	410	409,063
5.69%, 05/02/24	250	246,418
WEC Energy Group Inc., 5.42%, 02/02/24	250	249,925
Westpac Securities NZ Ltd., 5.16%, 01/24/25	270	256,776

Total Commercial Paper — 49.1%
(Cost: $17,174,896)		17,174,868

U.S. Treasury Obligations(a)
U.S. Treasury Bill
4.81%, 11/29/24	500	480,540
5.22%, 07/05/24	500	489,150
5.37%, 05/30/24	1,000	982,981
5.43%, 06/13/24	1,000	981,226
5.50%, 02/15/24	1,000	997,960
5.52%, 03/07/24	2,000	1,989,751

Total U.S. Treasury Obligations — 16.9%
(Cost: $5,921,384)		5,921,608

Shares		Value

Grantor Trust — 18.1%

Grantor Trust —
iShares Gold Trust(b)(c)	165,015	6,351,427

Total Grantor Trust
(Cost: $6,005,997)		6,351,427

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(b)(d)	40,000	40,000

Total Money Market Funds — 0.1%
(Cost: $40,000)		40,000

Total Investments — 88.2%
(Cost: $30,552,107)		30,899,204

Other Assets Less Liabilities — 11.8%		4,126,040

Net Assets — 100.0%		$35,025,244

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Gold Strategy ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$4,340,000	$—	$(4,300,000	)(a)	$—	$—	$40,000	40,000	$40,917	$—
iShares Gold Trust	10,005,405	5,006,367	(8,927,242)		797,373	(530,476)	6,351,427	165,015	—	—
					$797,373	$(530,476)	$6,391,427		$40,917	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Gold 100 OZ	129	04/26/24	$26,669	$302,312

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$1,411,301	$—	$1,411,301
Commercial Paper	—	17,174,868	—	17,174,868
U.S. Treasury Obligations	—	5,921,608	—	5,921,608
Grantor Trust	6,351,427	—	—	6,351,427

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Gold Strategy ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$40,000	$—	$—	$40,000
	$6,391,427	$24,507,777	$—	$30,899,204
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$302,312	$—	$—	$302,312

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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